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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                         -----------------------
                                                               SEC USE ONLY
                                                         -----------------------
                                    FORM 13F
                                                         -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended September 30th, 2000.
                                                   --------------    --

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street, Louisville,    KY        40202
--------------------------------------------------------------------------------
Business Address                  (Street)           (City)   (State)      (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 16th day of
                             ----------              --------        ----
October, 2000.
-------    --

                                     TODD INVESTMENT ADVISORS,  INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                    Bosworth M. Todd
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                         13f file No.:         Name:                                        13f file No.:
-----------------------------------------   ---------------------   ----------------------------------------   --------------------
1.  Todd Investment Advisors, Inc.              28-834              6.
-----------------------------------------   ---------------------   ----------------------------------------   --------------------
2.                                                                  7.
-----------------------------------------   ---------------------   ----------------------------------------   --------------------
3.                                                                  8.
-----------------------------------------   ---------------------   ----------------------------------------   --------------------
4.                                                                  9.
-----------------------------------------   ---------------------   ----------------------------------------   --------------------
5.                                                                  10.
-----------------------------------------   ---------------------   ----------------------------------------   --------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                             0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      192
FORM 13F INFORMATION TABLE VALUE TOTAL:                                  1795347


LIST OF OTHER INCLUDED MANAGERS:
NO.                                    13F FILE NUMBER                NAME

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs           Common  002824100    34,826    732,210                                                122,310          609,900
------------------------------------------------------------------------------------------------------------------------------------
Advance Paradigm Inc  Common  007491103       228      5,400                                                  5,400                0
------------------------------------------------------------------------------------------------------------------------------------
Advanced Digital      Common  007525108       342     22,500                                                 22,500                0
------------------------------------------------------------------------------------------------------------------------------------
Aegon NV              Common  007924103     1,597     43,027                                                  9,208           33,819
------------------------------------------------------------------------------------------------------------------------------------
Agilent Tech          Common  00846U101    16,924    345,837                                                 65,182          280,655
------------------------------------------------------------------------------------------------------------------------------------
Allergan              Common  018490102       321      3,800                                                      0            3,800
------------------------------------------------------------------------------------------------------------------------------------
Alliance
Semiconductor         Common  01877H100       250     12,600                                                 12,600                0
------------------------------------------------------------------------------------------------------------------------------------
American Express      Common  025816109     1,086     17,870                                                 17,870                0
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod.   Common  026609107     1,481     26,176                                                  1,800           24,376
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group   Common  026874107    55,002    574,809                                                  2,470          572,339
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch        Common  035229103     7,177    169,620                                                156,840           12,780
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials     Common  038222105    11,941    201,330                                                 39,705          161,625
------------------------------------------------------------------------------------------------------------------------------------
Applied Signal        Common  038237103        74     10,400                                                 10,400                0
------------------------------------------------------------------------------------------------------------------------------------
Applix                Common  038316105       130     42,300                                                 42,300                0
------------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys      Common  039581103     3,780    153,890                                                142,040           11,850
------------------------------------------------------------------------------------------------------------------------------------
AT & T                Common  001957109       294     10,000                                                 10,000                0
------------------------------------------------------------------------------------------------------------------------------------
                                          135,453
------------------------------------------------------------------------------------------------------------------------------------
Audiovox Corp         Common  050757103       291     19,300                                                 19,300                0
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences
Corp                  Common  051920106       231      3,400                                                  3,400                0
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data        Common  053015103    32,070    479,550                                                  5,550          474,000
------------------------------------------------------------------------------------------------------------------------------------
Avaya Inc             Common  053499109       512     22,333                                                  1,300           21,033
------------------------------------------------------------------------------------------------------------------------------------
Avon Products         Common  054303102       458     11,200                                                    800           10,400
------------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corp.                 Common  060505104    65,070  1,242,392                                                206,942        1,035,450
------------------------------------------------------------------------------------------------------------------------------------
Bank One Corp         Common  06423A103    17,202    445,429                                                 18,187          427,242
------------------------------------------------------------------------------------------------------------------------------------
Baxter Int'l          Common  071813109       439      5,500                                                    700            4,800
------------------------------------------------------------------------------------------------------------------------------------
Be Free Inc           Common  073308108       136     32,000                                                 32,000                0
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.       Common  079860102    14,340    356,264                                                    700          355,564
------------------------------------------------------------------------------------------------------------------------------------
Best Foods            Common  08658U101    10,069    138,400                                                      0          138,400
------------------------------------------------------------------------------------------------------------------------------------
Block, H & R Inc.     Common  093671105    26,894    725,650                                                130,450          595,200
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company        Common  097023105     1,058     16,790                                                 16,790                0
------------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC          Common  055622104    26,269    495,636                                                 85,120          410,516
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers         Common  110122108       924     16,174                                                      0           16,174
------------------------------------------------------------------------------------------------------------------------------------
Brown Forman Corp     Common  115637100       251      4,654                                                      0            4,654
------------------------------------------------------------------------------------------------------------------------------------
                                          196,214
------------------------------------------------------------------------------------------------------------------------------------
Brown Forman Corp B   Common  115637209       416      7,600                                                    500            7,100
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources  Common  122014103       850     23,094                                                 23,094                0
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
C Cor Net Corp        Common  125010108       207     13,500                                                 13,500                0
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health       Common  14149Y108     6,683     75,780                                                 72,705            3,075
------------------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.      Common  156700106       278     10,187                                                    400            9,787
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan       Common  16161A108     3,763     81,470                                                 71,389           10,081
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp          Common  166751107       747      8,765                                                  5,025            3,740
------------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.           Common  125509109     3,764     36,055                                                 33,930            2,125
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial  Common  172062101       344      9,700                                                      0            9,700
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc         Common  17275R102    35,403    640,780                                                 24,440          616,340
------------------------------------------------------------------------------------------------------------------------------------
Citigroup             Common  172967101    24,400    451,335                                                 33,668          417,667
------------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.         Common  190441105    25,964    350,275                                                157,925          192,350
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co          Common  191216100    10,638    192,978                                                 20,270          172,708
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive     Common  194162103       330      7,000                                                      0            7,000
------------------------------------------------------------------------------------------------------------------------------------
Commscope Inc         Common  203372107       328     13,400                                                  3,300           10,100
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.       Common  204912109    14,200    563,705                                                115,155          448,550
------------------------------------------------------------------------------------------------------------------------------------
                                          128,315
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences     Common  205363104    46,960    632,460                                                132,485          499,975
------------------------------------------------------------------------------------------------------------------------------------
Comtech Telecom       Common  205826209       255     17,300                                                 17,300                0
------------------------------------------------------------------------------------------------------------------------------------
Conoco Cl A           Common  208251306     3,435    131,485                                                100,435           31,050
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Conoco Cl B           Common  208251405     3,652    135,575                                                127,637            7,938
------------------------------------------------------------------------------------------------------------------------------------
Coorstek Inc          Common  217020106       245      6,400                                                  6,400                0
------------------------------------------------------------------------------------------------------------------------------------
Corsair
Communications        Common  220406102       332     42,500                                                 42,500                0
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer         Common  247025109       493     16,000                                                 16,000                0
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines       Common  247361108    14,178    319,500                                                 49,850          269,650
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Company   Common  254687106       960     25,100                                                 15,400            9,700
------------------------------------------------------------------------------------------------------------------------------------
Dollar General        Common  256669102     6,209    370,667                                                159,981          210,686
------------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc Va
New                   Common  25746U109       564      9,710                                                  2,860            6,850
------------------------------------------------------------------------------------------------------------------------------------
Donaldson Inc         Common  257651109       286     13,000                                                 13,000                0
------------------------------------------------------------------------------------------------------------------------------------
Dot Hill System       Common  25848T109       338     52,000                                                 39,000           13,000
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp            Common  260003108       587     12,500                                                      0           12,500
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical          Common  260543103     7,706    309,000                                                  9,750          299,250
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I           Common  263534109       764     18,432                                                 14,050            4,382
------------------------------------------------------------------------------------------------------------------------------------
                                           86,964
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy           Common  264399106    51,139    596,374                                                112,150          484,224
------------------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty     Common  264411505     1,882     78,000                                                 66,550           11,450
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy        Common  283905107     1,448     23,500                                                 18,100            5,400
------------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co       Common  291011104    18,481    275,835                                                102,510          173,325
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Enesco Group Inc      Common  292973104        90     15,400                                                 15,400                0
------------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.       Common  292845104     5,481    337,300                                                 58,800          278,500
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Pptys   Common  294741103     1,159     37,310                                                 32,810            4,500
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential
Pptys                 Common  29476L107     1,248     25,990                                                 25,840              150
------------------------------------------------------------------------------------------------------------------------------------
Excel Tech Inc        Common  30067T103       349     10,900                                                 10,900                0
------------------------------------------------------------------------------------------------------------------------------------
ExxonMobil Corp       Common  30231G102    50,964    571,828                                                 61,617          510,211
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mtg Co                Common  313400301       941     17,400                                                 10,000            7,400
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Corp       Common  313586109    25,072    350,655                                                 91,755          258,900
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Inv
Tr                    Common  313747206     3,156    165,000                                                      0          165,000
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp   Common  316773100     1,286     23,869                                                    750           23,119
------------------------------------------------------------------------------------------------------------------------------------
First Industrial
Realty                Common  32054K103     2,918     94,910                                                 77,760           17,150
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp      Common  337358105       863     26,824                                                 19,440            7,384
------------------------------------------------------------------------------------------------------------------------------------
                                          166,477
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp New Wis  Common  33763V109       499     22,300                                                 18,000            4,300
------------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd  Common  Y2573F102     6,273     76,379                                                 69,435            6,944
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.        Common  345370860    12,832    506,877                                                 85,710          421,167
------------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.          Common  364730101    11,216    211,620                                                      0          211,620
------------------------------------------------------------------------------------------------------------------------------------
General Electric      Common  369604103    90,306  1,565,390                                                280,293        1,285,097
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co           Common  375766102       228      7,400                                                      0            7,400
------------------------------------------------------------------------------------------------------------------------------------
Guilford
Pharmaceuticals       Common  401829106       415     18,000                                                 18,000                0
------------------------------------------------------------------------------------------------------------------------------------
Hain Celestial Gr     Common  405217100       225      6,400                                                  6,400                0
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co        Common  406216101       357      7,300                                                  7,100              200
------------------------------------------------------------------------------------------------------------------------------------
Harmonic Inc          Common  413160102       354     14,749                                                 14,749                0
------------------------------------------------------------------------------------------------------------------------------------
Hauppage Digital      Common  419131107       136     21,800                                                 21,800                0
------------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare        Common  404119109       302      8,137                                                      0            8,137
------------------------------------------------------------------------------------------------------------------------------------
Heinz H. J. Co        Common  423074103     7,627    205,800                                                      0          205,800
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co    Common  428236103    27,279    281,210                                                 55,160          226,050
------------------------------------------------------------------------------------------------------------------------------------
Home Depot            Common  437076102    35,141    662,250                                                 96,250          566,000
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Int'l Inc   Common  438516106    38,812  1,089,467                                                222,652          866,815
------------------------------------------------------------------------------------------------------------------------------------
                                          232,002
------------------------------------------------------------------------------------------------------------------------------------
Household Intl        Common  441815107     3,939     69,570                                                 69,570                0
------------------------------------------------------------------------------------------------------------------------------------
Impco Technologies
Inc                   Common  45255W106       357     12,400                                                 12,400                0
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.           Common  458140100    48,467  1,166,114                                                173,504          992,610
------------------------------------------------------------------------------------------------------------------------------------
International Busn
Machines              Common  459200101     2,252     20,018                                                  7,100           12,918
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group     Common  460690100     1,737     51,000                                                 51,000                0
------------------------------------------------------------------------------------------------------------------------------------
International Paper
Co                    Common  460146103     4,454    155,264                                                      0          155,264
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot       Common  475070108       379      5,586                                                    300            5,286
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson     Common  478160104    21,341    227,180                                                 31,010          196,170
------------------------------------------------------------------------------------------------------------------------------------
Kerr McGee            Common  492386107       656      9,903                                                  5,403            4,500
------------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp          Common  49337W100    10,540    262,690                                                 61,840          200,850
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark        Common  494368103    59,343  1,063,253                                                216,882          846,371
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals
Inc                   Common  495582108       362     10,834                                                 10,075              759
------------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.       Common  517924106        82     26,400                                                 26,400                0
------------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc        Common  522002104       230    110,000                                                110,000                0
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl          Common  529771107     1,033     27,555                                                 24,360            3,195
------------------------------------------------------------------------------------------------------------------------------------
LG&E Energy           Common  501917108       341     13,953                                                  3,134           10,819
------------------------------------------------------------------------------------------------------------------------------------
                                          155,513
------------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company  Common  532457108       819     10,100                                                  6,450            3,650
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies   Common  549463107     8,208    268,580                                                 16,180          252,400
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp   Common  554489104     2,621     92,990                                                 88,490            4,500
------------------------------------------------------------------------------------------------------------------------------------
Marine Drilling       Common  568240204       428     15,000                                                 13,000            2,000
------------------------------------------------------------------------------------------------------------------------------------
Marsh McLennan        Common  571748102       605      4,560                                                      0            4,560
------------------------------------------------------------------------------------------------------------------------------------
MBIA Inc              Common  55262C100     1,545     21,725                                                 13,875            7,850
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.            Common  55262L100    52,374  1,360,353                                                279,825        1,080,528
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.       Common  580135101       841     27,860                                                 17,560           10,300
------------------------------------------------------------------------------------------------------------------------------------
Mechanical
Technology            Common  583538103       301     27,800                                                 27,800                0
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial
Corp                  Common  58551A108       542     11,690                                                  1,250           10,440
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc        Common  589331107    38,830    521,648                                                113,120          408,528
------------------------------------------------------------------------------------------------------------------------------------
Meta Group            Common  591002100       153     12,400                                                 12,400                0
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp  Common  552848103     8,154    133,395                                                123,245           10,150
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.       Common  594918104    53,465    886,470                                                182,035          704,435
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg   Common  604059105       958     10,512                                                  7,270            3,242
------------------------------------------------------------------------------------------------------------------------------------
Morgan, J. P. & Co.   Common  616880100    25,830    158,100                                                 21,200          136,900
------------------------------------------------------------------------------------------------------------------------------------
                                          195,674
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr         Common  631100104       470      5,300                                                    900            4,400
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.   Common  635405103     1,609     72,736                                                  5,100           67,636
------------------------------------------------------------------------------------------------------------------------------------
New Horizons
Worldwide             Common  645526104       120     10,000                                                 10,000                0
------------------------------------------------------------------------------------------------------------------------------------
North American
Scientific            Common  65715D100       565     17,800                                                 17,800                0
------------------------------------------------------------------------------------------------------------------------------------
Nu Horizons Electrs
Corp                  Common  669908105       259      9,300                                                  9,300                0
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc           Common  713448108       497     10,800                                                 10,500              300
------------------------------------------------------------------------------------------------------------------------------------
Performance
Technologies          Common  71376K102       221     15,700                                                 15,700                0
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.           Common  717081103    31,687    705,130                                                 60,680          644,450
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp        Common  71713U102       590      9,800                                                    500            9,300
------------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra Inc        Common  69344F106       387      1,800                                                      0            1,800
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Svcs    Common  693475105     4,638     71,359                                                 63,780            7,579
------------------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.      Common  741932107       435     16,400                                                 15,400            1,000
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.  Common  742718109     1,430     21,348                                                  2,000           19,348
------------------------------------------------------------------------------------------------------------------------------------
Provant Inc           Common  743724106       189     27,000                                                 27,000                0
------------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp   Common  74406A102     1,322     10,406                                                  2,000            8,406
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services Inc   Common  74762E102       330     12,000                                                 11,000            1,000
------------------------------------------------------------------------------------------------------------------------------------
                                           44,749
------------------------------------------------------------------------------------------------------------------------------------
Ralston Purina        Common  751277302       448     18,900                                                  2,300           16,600
------------------------------------------------------------------------------------------------------------------------------------
Ramtron
International         Common  751907304       389     33,100                                                 33,100                0
------------------------------------------------------------------------------------------------------------------------------------
Raymond James Finl    Common  754730109       290      8,800                                                  8,800                0
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Cl B         Common  755111408     7,891    277,500                                                 18,700          258,800
------------------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.    Common  758940100     9,918    437,150                                                      0          437,150
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch
Petroleum             Common  780257804    10,186    169,950                                                 33,800          136,150
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.          Common  786514208     4,089     87,580                                                 87,580                0
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp         Common  803111103       394     19,400                                                  3,000           16,400
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications    Common  78387G103    63,049  1,261,011                                                207,429        1,053,582
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp  Common  806605101       795     17,100                                                      0           17,100
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd      Common  806857108       424      5,150                                                  4,650              500
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group  Common  828806109     1,924     82,087                                                 68,870           13,217
------------------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc     Common  848497103     5,286     91,830                                                 81,580           10,250
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp           Common  852061100    10,028    342,104                                                 96,140          245,964
------------------------------------------------------------------------------------------------------------------------------------
State Str Corp        Common  857477103       715      5,500                                                      0            5,500
------------------------------------------------------------------------------------------------------------------------------------
Sungard Data          Common  867363103     7,149    166,975                                                145,895           21,080
------------------------------------------------------------------------------------------------------------------------------------
                                          122,975
------------------------------------------------------------------------------------------------------------------------------------
Swift  Energy         Common  870738101       349      8,400                                                  8,400                0
------------------------------------------------------------------------------------------------------------------------------------
Take Two Interactive  Common  874054109       143     11,400                                                 11,400                0
------------------------------------------------------------------------------------------------------------------------------------
Target Corp           Common  87612E106    49,780  1,942,630                                                310,630        1,632,000
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.      Common  872375100    16,884    587,250                                                167,400          419,850
------------------------------------------------------------------------------------------------------------------------------------
Tee Comm Electrs
Inc.                  Common  87900H100         0     10,000                                                      0           10,000
------------------------------------------------------------------------------------------------------------------------------------
Tekelec               Common  879101103       266      8,100                                                  8,100                0
------------------------------------------------------------------------------------------------------------------------------------
Telcom Semiconductor  Common  87921P107       179     12,000                                                 12,000                0
------------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.           Common  881694103    18,385    350,192                                                 92,892          257,300
------------------------------------------------------------------------------------------------------------------------------------
Troy Group Inc        Common  89733N106       176     25,300                                                 25,300                0
------------------------------------------------------------------------------------------------------------------------------------
Tumbleweed Comm       Common  899690101       204      4,000                                                  4,000                0
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Tyco International
Ltd                   Common  902124106       431      8,300                                                  7,700              600
------------------------------------------------------------------------------------------------------------------------------------
Union Pac Corp        Common  907818108     2,799     72,000                                                      0           72,000
------------------------------------------------------------------------------------------------------------------------------------
Unit Corp             Common  909218109       178     12,100                                                 12,100                0
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group
Inc                   Common  91324P102    13,934    141,100                                                  5,100          136,000
------------------------------------------------------------------------------------------------------------------------------------
United Technologies   Common  913017109    54,345    784,750                                                152,210          632,540
------------------------------------------------------------------------------------------------------------------------------------
Unocal Corp           Common  915289102    16,514    466,000                                                 86,000          380,000
------------------------------------------------------------------------------------------------------------------------------------
                                          174,567
------------------------------------------------------------------------------------------------------------------------------------
USX Marathon Group    Common  902905827       434     15,300                                                 15,300                0
------------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications        Common  92343V104    60,493  1,248,887                                                203,075        1,045,812
------------------------------------------------------------------------------------------------------------------------------------
Viasat Inc            Common  92552V100       362     16,200                                                 16,200                0
------------------------------------------------------------------------------------------------------------------------------------
Vintage Pete Inc      Common  927460105       218      9,600                                                  9,600                0
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.        Common  929771103    27,922    492,558                                                 87,740          404,818
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc   Common  931142103     1,684     34,990                                                 12,140           22,850
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.          Common  931422109     1,134     29,900                                                  2,100           27,800
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Health
Network               Common  94973H108    28,742    299,400                                                 24,400          275,000
------------------------------------------------------------------------------------------------------------------------------------
Willamette Ind.       Common  969133107    23,053    823,325                                                200,875          622,450
------------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc          Common  98157D106       250      8,226                                                  5,876            2,350
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc       Common  98389B100    11,212    407,722                                                 50,200          357,522
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F                                          (SEC USE ONLY)

                               Name of Reporting Manager    Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                   Item 8:
                     Item 2:               Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
       Item 1:        Title    Item 3:      Fair    Shares of --------------------------------   Item 7:   -------------------------
   Name of Issuer      of       CUSIP      Market   Principal           (b) Shared-              Managers
                      Class    Number      Value     Amount   (a) Sole      As     (c) Shared-    See        (a)      (b)       (c)
                                                                         Defined      Other     Inst. V     Sole    Shared     None
                                                                       in Inst. V
------------------------------------------------------------------------------------------------------------------------------------
Xeta Technologies
Inc                   Common  983909102       197     16,600                                                 16,600                0
------------------------------------------------------------------------------------------------------------------------------------
Xircom Inc            Common  983922105       331     13,100                                                 13,100                0
------------------------------------------------------------------------------------------------------------------------------------
Zapme Corp            Common  98912E100        60     34,000                                                 34,000                0
------------------------------------------------------------------------------------------------------------------------------------
Zomax Inc Minn        Common  989929104        84     12,000                                                 12,000                0
------------------------------------------------------------------------------------------------------------------------------------
Zoran Corp            Common  98975F101       268      5,500                                                  5,500                0
------------------------------------------------------------------------------------------------------------------------------------
                                          156,444
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  COMPANY TOTAL                         1,795,347
------------------------------------------------------------------------------------------------------------------------------------